Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01
Common stock [Member]
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	150,000,000	150,000,000
Common stock, shares issued (in shares)	58,093,147	58,202,400
Common stock, shares outstanding (in shares)	58,093,147	58,202,400